RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Due from related parties	$ 123	$ 35
Contract assets	341	388
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	883	807
Long-term receivables	235	216
Financial instrument assets	390	127
Due from related parties	251	177
Contract assets	395	445
Total	$ 2,154	$ 1,772